FORM N-SAR
                               SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES

Report as of the end of fiscal year:      12/31/2005

Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N): N

Those items or sub-items with a "|X|" after the item should be completed only if the answer has changed from the previous filing of this form.

1.  A) Registrant Name: Variable Annuity - 3 Series Account
    B) File Number: 811-7776
    C) Telephone Number: (303) 737-3000

2.  A) Street: 8515 East Orchard Road
    B) City: Greenwood Village
    C) State: CO
    D) Zip Code: 80111 Zip Ext.:
    E) Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) N

4. Is this the last filing on this form by the Registrant?(Y or N)          N

5. Is Registrant a small business investment company (SBIC)?(Y or N) N [If answer is "Y" (Yes), complete only 89-110.]

6. Is Registrant a unit investment trust (UIT)?(Y or N) Y [If answer is "Y"
   (Yes) complete only items 111 through 132.]


111.  A. First Great-West Life & Annuity Insurance Company
      B.  333-25269
      C. White Plains, NY 10606

112.

113.

114.  A. GWFS Equities, Inc..
      B. 8-033854
      C. Greenwood Village, CO 80111

115.  A. Deloitte & Touche LLP
      B. Denver, CO 80202


116. Family of investment companies information:

     A. N
     B.

117. A. Y
     B. Y
     C. N
     D. N
     E. N

118. 1

119. 0

120.

121. 0

122. 1


123. $ 1,269

124.

125. $0

126. $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any)

                                    Total           Total         Income
                                    Number of       Assets        Distributions
                                    Series         ($000's        ($000's
                                    Investing       omitted)       omitted)

A. U.S. Treasury direct issue       _________       $ _______       $ _______

B. U.S. Government Agency           _________       $ _______       $ _______

C. State and municipal tax-free     _________       $ _______       $ _______

D. Public utility debt              ________        $ _______       $ _______

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent   _________       $ _______       $ _______

F. All other corporate intermed.
   and long-term debt               _________       $ _______       $ _______

G. All other corporate short-term
   debt                              _________      $ _______       $ _______

H  Equity securities of brokers or
   dealers or parents of brokers or
   dealers                          _________       $ _______       $ _______

I. Investment company equity
   securities                       _________       $ _______       $ _______

J. All other equity securities      ___1_____       $ 3,348         $ _______

K. Other securities                 _________       $ _______       $ _______

L. Total assets of all series of
   registrant                       _____1____      $ 3,348         $ _______

128. N


131. $62

132.



Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village          State of: Colorado        Date: 02/28/2006

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY ACCOUNT 3 OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


By:  /s/ Beverly A. Byrne               Witness:  /s/ Jennifer M. Van Der Jagt
Beverly A. Byrne                                  Jennifer M. Van Der Jagt
Vice President and Counsel                        Legal Assistant I